Equity (Tables)	6 Months Ended
Jun. 30, 2021
Text block [Abstract]
Schedule of Paid in Capital of the Bank

As of June 30, 2021 and 2020, the paid-in capital of the Bank is represented by common shares subscribed and paid, with no par value, and its motion presented below:

Common shares
	As of June	As of June
	2021	2020
	(number)	(number)
Issued as of January 1,	512,406,760,091	512,406,760,091
Issuance of paid shares	—	—
Increase in share for Itaú-Corpbanca business combination	—	—
Issuance of shares pending payment	—	—
Repurchase of own shares	—	—
Sale of own shares	—	—
Issued	512,406,760,091	512,406,760,091

Schedule of Shareholder List

The shareholders list as of June 30, 2021 and December 31, 2020, is as follows:

	Shares
	As of June		As of December
	2021		2020
	Number of	Ownership	Number of	Ownership
Company name or shareholder name	shares	%	shares	%
Itaú Unibanco	200,966,823,626	39.22%	200,966,823,626	39.22%
Itaú Unibanco Holding S.A.	115,039,610,411	22.45%	115,039,610,411	22.45%
ITB Holding Brasil Participaçoes Ltda.	62,567,655,359	12.21%	62,567,655,359	12.21%
CGB II SpA	10,908,002,836	2.13%	10,908,002,836	2.13%
CGB III SpA	1,800,000,000	0.35%	1,800,000,000	0.35%
Saga II SpA	7,000,000,000	1.37%	7,000,000,000	1.37%
Saga III SpA	3,651,555,020	0.71%	3,651,555,020	0.71%

Saieh Family	139,150,760,455	27.16%	140,835,760,455	27.49%
Corp Group Banking S.A. (1)	134,442,850,073	26.24%	136,127,850,073	26.57%
Compañía Inmobiliaria y de Inversiones Saga SpA	4,707,910,382	0.92%	4,707,910,382	0.92%

International Finance Corporation	17,017,909,711	3.32%	17,017,909,711	3.32%

Others	155,271,266,299	30.30%	153,586,266,299	29.97%
Security Brokerage	80,160,839,373	15.64%	80,382,817,848	15.69%
ADR holders and Foreign Inst. Investors	33,941,032,598	6.62%	35,127,077,810	6.86%
Local institutional investors	28,283,082,100	5.52%	25,351,261,131	4.95%
Other minority shareholders	12,886,312,228	2.52%	12,725,109,510	2.47%
Total	512,406,760,091	100%	512,406,760,091	100%

(1)	As of June 30, 2021, includes 36,000,000 shares owned by Corp Group Banking S.A. held in custody.

Schedule of Distribution of Dividends

	Income	Allocated to
	attributable to	reserves and				Dividend per
	equity holders	retained	Allocated to	Percentage		share
Years	(*)	earnings (*)	dividends	distributed	Number of shares	(in pesos)
	MCh$	MCh$	MCh$	%
Year 2020 (Shareholders’ Meeting March 2021)	—	—	—	0%	512,406,760,091	—
Year 2019 (Shareholders’ Meeting March 2020)	127,065	—	127,065	100%	512,406,760,091	0.24798

(*)   According to the Consolidated Financial Statements filed with the CMF.

Schedule of Attributable to the Equity Holders of the Bank

For the six month periods ended on June 30, 2021 and 2020, the basic earnings and diluted earnings are as follows:

	For the six month periods ended on June 30,
	2021		2020
	N° of Shares	Amount	N° of Shares	Amount
	Millions	MCh$	Millions	MCh$
Basic earnings per share
Net income (loss) for the period	—	166,334	—	(719,020)
Weighted average number of outstanding shares	512,407	—	512,407	—
Assumed convertible debt conversion	—	—	—	—
Adjusted number of outstanding shares	512,407	—	512,407	—
Basic earnings per share (Chilean pesos)	—	0.325	—	(1.403)
Diluted earnings per share
Net income (loss) for the period	—	166,334	—	(719,020)
Weighted average number of outstanding shares	512,407	—	512,407	—
Dilutive effects
Assumed convertible debt conversion	—	—	—	—
Conversion of common shares	—	—	—	—
Options rights	—	—	—	—
Adjusted number of shares	512,407	—	512,407	—
Diluted earnings per share (Chilean pesos)	—	0.325	—	(1.403)

Schedule of Equity Effects and Income Taxes

The following are the equity effects and income taxes for the six month periods ended June 30, 2021 and 2020:

				Exchange
				differences on
			Hedge of net	investment in
	Debt		investments in	Colombia and	Defined	Equity
	instruments	Cash flow	foreign	New York	benefits	instruments
As of June 30, 2021	at FVTOCI	hedge	operations	branch	obligations	at FVTOCI	Totals
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Other comprehensive income (loss) before income taxes
Opening balances as of January 1, 2021	33,154	(8,621)	63,339	(26,829)	(8,116)	1,660	54,587
Effects for the period	(116,058)	12,103	(4,567)	(26,134)	1,645	(71)	(133,082)
Reclassifications due to the discontinuation of the net investment in Itaú Corpbanca Colombia hedge	—	—	(60,847)	—	—	—	(60,847)
Ending balances as of June 30, 2021	(82,904)	3,482	(2,075)	(52,963)	(6,471)	1,589	(139,342)

Income taxes related to components of other comprehensive income (loss)
Opening balances as of January 1, 2021	(12,760)	(2,067)	(15,168)	—	2,232	—	(27,763)
Effects for the period	8,383	(1,442)	2,974	—	(493)	—	9,422
Reclassifications due to the discontinuation of the net investment in Itaú Corpbanca Colombia hedge	—	—	16,686	—	—	—	16,686
Ending balances as of June 30, 2021	(4,377)	(3,509)	4,492	—	1,739	—	(1,655)
Net balances as of June 30, 2021	(87,281)	(27)	2,417	(52,963)	(4,732)	1,589	(140,997)

				Exchange
				differences on
			Hedge of net	investment in
	Debt		investments	Colombia and	Defined	Equity
	instruments	Cash flow	in foreign	New York	benefits	instruments
As of June 30, 2020	at FVTOCI	hedge	operations	branch	obligations	at FVTOCI	Totals
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Other comprehensive income (loss) before income taxes
Opening balances as of January 1, 2020	37,484	(822)	(17,383)	37,328	(6,484)	1,739	51,862
Effects for the period	2,220	(12,484)	23,179	(9,388)	(229)	(410)	2,888
Ending balances as of June 30, 2020	39,704	(13,306)	5,796	27,940	(6,713)	1,329	54,750

Income taxes related to components of other comprehensive income (loss)
Opening balances as of January 1, 2020	(12,705)	(465)	6,627	—	1,798	—	(4,745)
Effects for the period	(2,325)	(228)	(6,258)	—	22	—	(8,789)
Ending balances as of June 30, 2020	(15,030)	(693)	369	—	1,820	—	(13,534)
Net balances as of June 30, 2020	24,674	(13,999)	6,165	27,940	(4,893)	1,329	41,216

Schedule of Non-controlling Interest in the Subsidiary's Equity and Profit

As of June 30, 2021				Other Comprehensive Income
						Hedge of
					Exchange	net
				Financial	differences	investment	Cash	Defined		Total other	Total
	Non-		Net	instruments at	on	in foreign	flows	benefits	Deferred	comprehensive	comprehensive
Subsidiaries	controlling	Equity	income	FVTOCI (1)	translation	operations	hedge	obligations	Tax	income	income
	%	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$

Itaú Corredor de Seguro Colombia S.A. (1)	20.200%	393	13	—	—	—	—	—	—	—	13
Itaú Corpbanca Colombia S.A. and subsidiaries	12.900%	68,068	1,832	(2,932)	(552)	—	(484)	244	1,253	(2,471)	(639)
Totals		68,461	1,845	(2,932)	(552)	—	(484)	244	1,253	(2,471)	(626)

(1)	Financial instruments at FVOCI include debt instruments for MCh$(2,921) and equity instruments MCh$(11) loss.
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As of June 30, 2020				Other Comprehensive Income
						Hedge of
					Exchange	net
				Financial	differences	investment	Cash	Defined		Total other	Total
	Non-		Net	instruments at	on	in foreign	flows	benefits	Deferred	comprehensive	comprehensive
Subsidiaries	controlling	Equity	income	FVTOCI (2)	translation	operations	hedge	obligations	Tax	income	income
	%	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$

Itaú Corredor de Seguro Colombia S.A.	20.200%	389	(67)	—	—	—	—	—	—	—	(67)
Itaú Corpbanca Colombia S.A. and subsidiaries (2)	12.900%	77,432	(13,116)	(4,314)	(2,113)	—	1,183	1,836	(33)	(3,441)	(16,557)
Totals		77,821	(13,183)	(4,314)	(2,113)	—	1,183	1,836	(33)	(3,441)	(16,624)

(2)	Financial instruments at FVOCI include debt instruments for MCh$(4,253) and equity instruments MCh$(61) loss.

Schedule of Non-controlling Interest Movement

The following table shows the non-controlling interest movements for the six month periods ended June 30, 2021, and 2020:

	As of June
	2021	2020
	MCh$	MCh$
Opening balances as of January 1,	69,087	94,445
Increase participation in Colombia	—	—
Comprehensive income	(626)	(16,624)
Ending balances	68,461	77,821

Schedule of Main Subsidiary with Non-controlling Interest

Details for the main subsidiary of Itaú Corpbanca with non-controlling interest are as follows:

		As of June 30,		As of December 31,
		2021		2020
		Group	Non-controlling	Group	Non-controlling
Entity Name	Country	participation	participation	participation	participation
Itaú Corpbanca Colombia S.A. and subsidiaries	Colombia	87.100%	12.900%	87.100%	12.900%

Schedule of Consolidation Elimination Adjustments

Summarized financial information for the main subsidiary with non-controlling interest, is as follows:

	As of June 30,	As of December 31,
Summary Statements of Financial Position	2021	2020
	MCh$	MCh$
Current assets	4,886,755	5,177,419
Current liabilities	(2,973,986)	(3,184,281)
Net current assets (liabilities)	1,912,769	1,993,138

Non-current assets	810,433	856,927
Non-current liabilities	(2,195,868)	(2,286,951)
Net non-current assets (liabilities)	(1,385,435)	(1,430,024)

Total net assets (liabilities)	527,334	563,114

Accumulated non-controlling interest	68,068	68,683

Summary of Income Statements

	For the six months periods ended June 30,
Summary Income Statements	2021	2020
	MCh$	MCh$
Interest income and readjustments	164,036	232,125
Income for the period	11,542	(72,964)
Non-controlling interests income	1,491	(9,417)

Summary of Cash Flows Statements

	For the six month periods ended June 30,
Summary Cash Flows Statements	2021	2020
	MCh$	MCh$

Net cash flows provided by (used in) operating activities	(147,595)	(165,240)
Net cash flows provided by (used in) investing activities	109,378	122,454
Net cash flows provided by (used in) financing activities	72,569	81,245
Net increase (decrease) in cash flows	34,352	38,459

Schedule of Consolidated Comprehensive Income

	2021
	Equity holders	Non-controlling
Concepts	of the Bank	interest	Totals
	MCh$	MCh$	MCh$
Income (loss) for the period	166,334	1,845	168,179
Other comprehensive income (loss) before income taxes
Debt instruments at fair value through other comprehensive income	(116,058)	(2,921)	(118,979)
Hedge of net investment in foreign operations	(4,567)	—	(4,567)
Cash flows hedge	12,103	(484)	11,619
Exchange differences	(26,134)	(552)	(26,686)
Changes in the fair value of equity investments at fair value through other comprehensive income	(71)	(11)	(82)
Defined benefits obligation	1,645	244	1,889
Subtotals	(133,082)	(3,724)	(136,806)
Income taxes
Debt instruments at fair value through other comprehensive income	8,383	925	9,308
Hedge of net investment in foreign operations	2,974	—	2,974
Cash flows hedge	(1,442)	401	(1,041)
Defined benefits obligation	(493)	(73)	(566)
Subtotals	9,422	1,253	10,675
Other comprehensive loss for the period	(123,660)	(2,471)	(126,131)
Comprehensive loss for the period	42,674	(626)	42,048

	2020
	Equity holders	Non-controlling
Concepts	of the Bank	interest	Totals
	MCh$	MCh$	MCh$
Income (loss) for the period	(719,020)	(13,183)	(732,203)
Other comprehensive income (loss) before income taxes
Debt instruments at fair value through other comprehensive income	2,220	(4,253)	(2,033)
Net investment in foreign operations hedges	23,179	—	23,179
Cash flow hedges	(12,484)	1,183	(11,301)
Exchange differences	(9,388)	(2,113)	(11,501)
Changes in the fair value of equity investments at fair value through other comprehensive income	(410)	(61)	(471)
Defined benefits obligations	(229)	1,836	1,607
Subtotals	2,888	(3,408)	(520)
Income taxes
Debt instruments at fair value through other comprehensive income	(2,325)	1,644	(681)
Net investment in foreign operations hedges	(6,258)	—	(6,258)
Cash flows hedges	(228)	(1,163)	(1,391)
Defined benefits obligations	22	(514)	(492)
Subtotals	(8,789)	(33)	(8,822)
Other comprehensive income (loss) for the period	(5,901)	(3,441)	(9,342)
Comprehensive income (loss) for the period	(724,921)	(16,624)	(741,545)